Note 1 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
Year ended December 31, 2022	Tubes	Other	Total
Management view - operating income	2,772	75	2,847
Difference in cost of sales			44
Differences in depreciation and amortization			2
Differences in selling, general and administrative expenses			(4)
Differences in other operating income (expenses), net			74
IFRS - operating income			2,963
Financial income (expense), net			(6)
Income before equity in earnings of non-consolidated companies and income tax			2,957
Equity in earnings of non-consolidated companies			209
Income before income tax			3,166

IFRS - Net Sales	11,133	630	11,763
Depreciation and amortization	588	20	608

Year ended December 31, 2021	Tubes	Other	Total
Management view - operating income	178	65	243
Difference in cost of sales			473
Differences in depreciation and amortization			(1)
Differences in other operating income (expenses), net			(8)
IFRS - operating income			708
Financial income (expense), net			23
Income before equity in earnings of non-consolidated companies and income tax			731
Equity in earnings of non-consolidated companies			513
Income before income tax			1,243

IFRS - Net Sales	5,994	528	6,521
Depreciation and amortization	575	20	595

Year ended December 31, 2020	Tubes	Other	Total
Management view - operating (loss)	(277)	(50)	(327)
Difference in cost of sales			(134)
Differences in depreciation and amortization			-
Differences in selling, general and administrative expenses			(2)
Differences in other operating income (expenses), net			(200)
IFRS - operating (loss)			(663)
Financial income (expense), net			(65)
(Loss) before equity in earnings of non-consolidated companies and income tax			(728)
Equity in earnings of non-consolidated companies			109
(Loss) before income tax			(619)

IFRS - Net Sales	4,844	303	5,147
Depreciation and amortization	661	18	679

Disclosure of geographical areas [text block]
	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total
Year ended December 31, 2022
Net sales	6,902,787	2,550,402	1,000,833	1,031,106	277,398	-	11,762,526
Total assets	9,018,386	3,896,403	2,071,624	739,579	283,608	1,540,646	17,550,246
Trade receivables	1,371,717	583,223	202,753	249,637	86,610	-	2,493,940
Property, plant and equipment, net	3,548,844	1,031,423	706,539	189,701	79,756	-	5,556,263
Capital expenditures	118,644	176,448	62,143	2,813	18,398	-	378,446
Depreciation and amortization	348,550	125,324	76,631	37,612	19,606	-	607,723

Year ended December 31, 2021
Net sales	3,360,345	1,311,279	742,463	857,120	250,000	-	6,521,207
Total assets	7,992,946	2,399,448	1,727,573	581,204	364,486	1,383,774	14,449,431
Trade receivables	652,483	234,800	180,515	146,125	85,149	-	1,299,072
Property, plant and equipment, net	3,805,912	984,413	742,461	221,859	70,156	-	5,824,801
Capital expenditures	106,118	63,723	43,344	6,689	19,644	-	239,518
Depreciation and amortization	307,116	125,781	89,667	41,528	30,629	-	594,721

Year ended December 31, 2020
Net sales	2,179,949	776,235	642,793	1,227,532	320,225	-	5,146,734
Total assets	8,071,574	1,868,458	1,461,738	804,559	552,508	957,352	13,716,189
Trade receivables	411,692	115,972	139,427	210,194	90,863	-	968,148
Property, plant and equipment, net	3,971,101	1,050,619	823,057	242,939	105,465	-	6,193,181
Capital expenditures	71,531	63,111	39,691	10,452	8,537	-	193,322
Depreciation and amortization	408,546	106,827	84,518	44,259	34,656	-	678,806

Segment revenues by market [text block]
Revenues Tubes	2022	2021	2020
Oil & Gas	9,543	4,895	4,022
Oil & Gas processing plants	738	459	407
Industrial, Power and Others	852	640	415
Total	11,133	5,994	4,844